Class R5 | INVESCO PACIFIC GROWTH FUND
Fund Summaries - INVESCO PACIFIC GROWTH FUND
Investment Objective
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class R5 INVESCO PACIFIC GROWTH FUND
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class R5 INVESCO PACIFIC GROWTH FUND
Management Fees	0.87%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.50%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.38%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class R5 INVESCO PACIFIC GROWTH FUND	140	437	755	1,657

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers in the Pacific region, and in other instruments that have economic characteristics similar to such securities. The Fund uses various criteria to determine whether an issuer is in the Pacific region, including whether (1) it is organized under the laws of a country in the Pacific region, (2) it has a principal office in a country in the Pacific region, (3) it derives 50% or more of its total revenues from business in the Pacific region, or (4) its securities are trading principally on a security exchange, or in an over-the-counter market, in a country in the Pacific region.

The Fund invests primarily in equity securities and depositary receipts. The principal types of equity securities in which the Fund invests are common and preferred stocks.

The Fund invests primarily in securities of issuers that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth.

The Fund may invest in the securities of issuers of all capitalization sizes; however, the Fund may invest a significant amount of its net assets in the securities of small- and mid-capitalization issuers.

The Fund may also invest up to 100% of its net assets in foreign securities, including securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles.

Historically the Fund has not hedged the currency exposure created by its investments in foreign securities but has the ability to do so if deemed appropriate by the Fund’s portfolio managers.

The Fund can invest in derivative instruments including forward foreign currency contracts. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The Fund seeks to benefit from the distinct investment approaches of two investment teams—one that manages stock selection in Asia Pacific region issuers (excluding Japan) and one that is responsible for stock decisions in Japanese issuers.

The process of the investment team that manages investments in Asia Pacific region issuers (excluding Japanese) investments combines a disciplined bottom-up and top-down multifactor analysis. Regional exposure within the Fund is constructed using a subset of country model portfolios. Country specialists are responsible for selecting stocks within a country based on proprietary research and analysis. The country weightings within the Fund reflect both bottom-up opportunities and top-down country preferences.

The process of the investment team that manages Japanese investments consists of bottom-up stock selection and portfolio construction. Starting with the stocks mainly listed on the Tokyo Stock Exchange First Section, the team uses liquidity and a valuation screen to focus on undervalued stocks based on price-to-earnings, price-to-book or price-to-cash flow. They then use a fundamentals screening process to narrow the results down to a small group of names. Next, they conduct in-depth research, including company visits and management interviews, to define the potential value and growth opportunity of companies from a long-term perspective. When choosing a stock and deciding its weighting, the team’s confidence level, relative valuation and liquidity are key considerations. In portfolio construction, the team also emphasizes portfolio balance, creating diversification among different types of undervalued securities.

Both investment teams consider selling a Fund holding if:
  They believe the stock is trading significantly above its fair value.
  They believe a stock has negative earnings momentum or sequential earnings downgrades, unless its valuation is already very low or distressed.
  They see a permanent, fundamental deterioration in a company’s business prospects.
  They identify a more attractive investment opportunity elsewhere.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Also, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Geographic Focus Risk. From time to time the Fund may invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. If the Fund focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it focuses its investments in certain countries, especially emerging markets countries.

Growth Investing Risk. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

Small- and Mid-Sized Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark, style specific benchmarks and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund's and the Morgan Stanley Pacific Growth Fund Inc.'s (the predecessor fund's) past performance (before and after taxes) is not necessarily an indication of its future performance.

Updated performance information is available on the Fund's Web site at www.invesco.com/us.
Annual Total Returns

Best Quarter (ended March 31, 2012): 10.98% Worst Quarter (ended June 30, 2012): -7.29%
Average Annual Total Returns (for the periods ended December 31, 2014)
Average Annual Total Returns Class R5 INVESCO PACIFIC GROWTH FUND		1 Year	5 Years	10 Years	Inception Date
Class R5:	[1]	(1.29%)	3.82%	5.61%	May 20, 2011
Class R5: Return After Taxes on Distributions	[1]	(1.43%)	3.71%	5.55%	May 20, 2011
Class R5: Return After Taxes on Distributions and Sale of Fund Shares	[1]	(0.63%)	3.14%	4.63%	May 20, 2011
MSCI EAFE® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)		(4.90%)	5.33%	4.43%
MSCI All Country Asia Pacific Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)		none	5.37%	5.49%
Lipper Pacific Region Funds Index		(0.97%)	6.72%	7.17%
[1]	Class R5 shares' performance shown prior to the inception date is that of the Fund's (and the predecessor fund's) Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waiver and/or expense reimbursement. The inception date of the predecessor fund's Class A shares is July 28, 1997.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.